Impairment review of tangible and intangible assets and right-of-use assets (Details) € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / bbl	Dec. 31, 2050 $ / t $ / bbl $ / MMBTU	Dec. 31, 2021 EUR (€) $ / bbl
Impairment
Brent price per bbl | $ / bbl	130		71
Europe
Impairment
Amount of write-down of the residual book value of the refineries and the joint operations | €			€ 1,179
Eni's scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges			90.00%
Brent price per bbl | $ / bbl		46
Long-term gas price | $ / MMBTU		6.2
IEA SDS WEO 2021 scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges			76.00%
Value in use of the O&G CGUs Headroom vs Carrying amount, non-tax deductible CO2 charges			75.00%
Brent price per bbl | $ / bbl		50
Long-term gas price | $ / MMBTU		4.5
IEA NZE 2050 scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges			35.00%
Value in use of the O&G CGUs Headroom vs Carrying amount, non-tax deductible CO2 charges			32.00%
Brent price per bbl | $ / bbl		24
Long-term gas price | $ / MMBTU		3.6
Minimum | IEA SDS WEO 2021 scenario
Impairment
Cost CO2 | $ / t		95
Minimum | IEA NZE 2050 scenario
Impairment
Cost CO2 | $ / t		55
Maximum | IEA SDS WEO 2021 scenario
Impairment
Cost CO2 | $ / t		200
Maximum | IEA NZE 2050 scenario
Impairment
Cost CO2 | $ / t		250